Common Stock and Capital Surplus	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Common Stock and Capital Surplus	COMMON STOCK AND CAPITAL SURPLUS
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022
	(shares)
Balance at beginning of fiscal year	13,667,770,520	13,581,995,120	13,581,995,120
Retirement of shares of common stock	(85,775,400)	—	(300,000,000)
Balance at end of fiscal year	13,581,995,120	13,581,995,120	13,281,995,120
Under the Companies Act, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account (“legal capital surplus”) for the remaining amounts.
The Companies Act permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a “stock split,” as defined in the Companies Act. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. MUFG Bank and Mitsubishi UFJ Trust and Banking from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such U.S. accounting practices to the cumulative free distributions made by MUFG Bank and Mitsubishi UFJ Trust and Banking at March 31, 2022, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings.
The Companies Act permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders’ meeting. The Companies Act limits the increase of paid-in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.
As for Capital surplus, the fee retained by MUFG’s subsidiary as underwriting compensation, net of stock issuance expense, was included in the total Capital surplus balance.
Treasury Stock
The Companies Act permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Companies Act requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.
From November 14, 2019 to December 23, 2019, MUFG repurchased 85,775,400 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥50 billion, in aggregate, in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2019. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 100,000,000 shares, which represents the equivalent of 0.77% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥50 billion. On January 20, 2020, MUFG cancelled all of the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2019. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.
MUFG resolved at the meeting of Board of Directors held on November 15, 2021 to repurchase up to the lesser of 300,000,000 shares of our common stock and ¥150 billion from November 16, 2021 to March 31, 2022. Under this share repurchase program, MUFG repurchased 225,408,800 shares of MUFG's common stock for ¥149,999,964,992 from November 2021 to March 2022. Also, MUFG cancelled 300,000,000 shares of treasury stock on November 30, 2021.
MUFG intend to agilely engage in repurchases of shares of MUFG's own stock as a means to return profits to shareholders and improve capital efficiency, taking into account MUFG's business performance and capital position, opportunities for growth investments, and market conditions including stock prices. As a general policy, MUFG intends to cancel treasury shares to the extent that such shares exceed approximately 5% of our total issued shares (including treasury shares).